Loan (Details) - CHF (SFr)		1 Months Ended	12 Months Ended
	Sep. 07, 2020	Sep. 07, 2020	Dec. 31, 2020
Disclosure Of Loanstext Block [Abstract]
Convertible loan agreement amount		SFr 1,500,000
Interest rate	8.00%	8.00%
Accrued interest	130.00%
Pricing of conversion description			The pricing of a conversion into our common shares is at the lower of 150% of the share price at close of the disbursement date ($1.35 fixed on September 8, 2020) and 95% of the average price of our common share at close of the 5 trading dates preceding the date of the conversion notice. However, the conversion price shall not be less than the higher of the par value and the backward-looking 3-month floor price of 75% of the average closing price of our common shares. The pricing of a conversion into Altamira shares is at the lower of CHF 3.00 and the issue price of a qualified financing round, meaning that a third-party investor will hold at least 10% of Altamira shares after completion of such financing round. The convertible loan agreement further contains a limitation on the conversion rights in the sense that they may not result in an ownership interest of more than 9.99% in the Company or 49.99% in Altamira. By December 31, 2020, an amount of CHF 895,455 has been converted into 737,000 common shares of the Company (at a conversion price of $1.35).
Expected volatility, share options granted			90.90%
Unconverted outstanding loan amounted			SFr 473,920
Outstanding loan units amount			310,439
Embedded derivatives			2,248,257
Effective interest			SFr 127,418